COMMON STOCK	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
COMMON STOCK
12.  COMMON STOCK

The Company’s Certificate of Incorporation, as amended, authorize the Company to issue 1,000,000,000 shares of $0.001 par value common stock. Common stockholders are entitled to dividends when and if declared by the Board of Directors. The holder of each share of common stock is entitled to one vote. As of December 31 2012, no dividends had been declared.

Common stock that the Company had reserved for issuance at December 31, 2012, is as follows:

Exercise and conversion of common stock warrants	1,743,056
Stock options outstanding	1,673,797
Stock options available for future grants under the 2010 Stock Plan	1,535,876

Total	4,952,729

The following summaries are the securities transactions during the fiscal year ended December 31, 2012:

On January 4, 2012, the Company issued 450,000 shares of the Company’s common stock to BeSpoke Growth Partners, Inc. for capital market public relations and business consulting services rendered.

On January 20, 2012, the Company issued 273,333 shares of the Company’s common stock to Seraphim Holdings, LLC for investor relations.

On January 20, 2012, the Company issued 25,000 shares of the Company’s common stock to Harry Pavilak for introductory services.

On January 20, 2012, the Company issued 25,000 shares of the Company’s common stock to Kent William Hodges II for introductory services.

On January 24, 2012, the Company issued 373,500 shares of the Company’s common stock to BeSpoke Growth Partners, Inc. for capital market public relations and business consulting services.

On March 2, 2012, the Company issued 4,201,859 shares of the Company’s common stock to Samuel Herschkowitz for consulting services.

On March 13, 2012, the Company issued 50,000 shares of the Company’s common stock to Ray Herrera for business consulting services.

On March 13, 2012, the Company issued 121,079 shares of the Company’s common stock to Rila Partners for technical advisory services.

On March 13, 2012, the Company issued 180,000 shares of the Company’s common stock to Stuart Fine for investor relations.

On March 13, 2012, the Company issued 3,571,428 shares of the Company’s common stock to Power 3 Medical Products, Inc. for an exclusive license to certain technology.

On March 13, 2012, the Company issued 357,143 shares of the Company’s common stock to Steven Rash for transaction fee related to Power 3 Medical Products, Inc.

On March 13, 2012, the Company issued 1,500,000 shares of the Company’s common stock to Hanover 1 Capital Corporation for investor relations.

On March 13, 2012, the Company issued 500,000 shares of the Company’s common stock to Robert Sullivan for marketing, public and investor relations services.

On March 13, 2012, the Company issued 25,000 shares of the Company’s common stock to Harry Pavilak for introductory services.

On March 13, 2012, the Company issued 25,000 shares of the Company’s common stock to Kent William Hodges II for introductory services.

On March 13, 2012, the Company issued 201,277 shares of the Company’s common stock to Robert Harris, a Board member, for payment of $23,600 of fees due him.

On March 13, 2012, the Company issued 162,979 shares of the Company’s common stock to Arnold Grisham, a former Board member, for payment of $19,150 of fees due him.

On March 13, 2012, the Company issued 99,084 shares of the Company’s common stock to AVS Communications, Inc. for payment of $11,642.32 of fees due them.

On March 13, 2012, the Company issued 125,347 shares of the Company’s common stock to Conner Atchley for payment of $3,760.42 for note conversion.

On May 7, 2012, the Company issued 1,958,113 shares of the Company’s common stock to Machiavelli Global Marketing for payment of $39,326 for note conversion.

On May 7, 2012, the Company issued 1,750,000 shares of the Company’s common stock to Bespoke Growth Partners, Inc. for payment of $128,125 for capital market public relations and business consulting services.

On May 7, 2012, the Company issued 1,250,000 shares of the Company’s common stock to Scott VandeerMeer/Jeff Stephen's for payment of $25,000 for note conversion.

On May 7, 2012, the Company issued 225,000 shares of the Company’s common stock to Seraphim Holdings, LLC for payment of $22,500 for introductory services.

On May 30, 2012, the Company issued 100,000 shares of the Company’s common stock to R. Chris Cottone for payment of $10,000 of fees due them.

On June 1, 2012, the Company issued 300,000 shares of the Company’s common stock to Larry Eastland for payment of $12,000 for introductory services.

On June 11, 2012, the Company issued 1,000,000 shares of the Company’s common stock to R. Chris Cottone for payment of $30,000 of fees due them.

On June 11, 2012, the Company issued 2,500,000 shares of the Company’s common stock to Green Tree Financial for payment of $75,000 of fees due them.

On June 11, 2012, the Company issued 2,000,000 shares of the Company’s common stock to Bespoke Growth Partners, Inc. for payment of $60,000 for capital market public relations and business consulting services.

On June 22, 2012, the Company issued 1,191,584 shares of the Company’s common stock to Magna Group for payment of $9,830.57 for note conversion.

On July 17, 2012, the Company issued 2,000,000 shares of the Company’s common stock to Jeff Stephens for payment of $14,000 for introductory services.

On July 17, 2012, the Company issued 5,000,000 shares of the Company’s common stock to Asher Enterprises, Inc for payment of $12,000 for note conversion.

On August 21, 2012, the Company issued 4,285,714 shares of the Company’s common stock to Asher Enterprises, Inc for payment of $12,000 for note conversion.

On August 31, 2012, the Company issued 1,777,779 shares of the Company’s common stock to Asher Enterprises, Inc for payment of $4,266.67 for note conversion.

On September 25, 2012, the Company issued 5,681,819 shares of the Company’s common stock to Redwood Management LLC for payment of $12,500 for note conversion.

On September 27, 2012, the Company issued 4,750,000 shares of the Company’s common stock to Blackbridge Capital, LLC for payment of $9,500 for note conversion.

On September 28, 2012, the Company issued 5,145,000 shares of the Company’s common stock to Matt Morris for payment of $10,804.50 for note conversion.

On September 28, 2012, the Company issued 5,909,090 shares of the Company’s common stock to Redwood Management LLC for payment of $13,000 for note conversion.

On October 2, 2012, the Company issued 300,000 shares of the Company’s common stock to BeSpoke Growth Partners, Inc. for capital market public relations and business consulting services.

On October 3, 2012, the Company issued 2,045,454 shares of the Company’s common stock to Redwood Management LLC for payment of $4,500 for note conversion.

On October 3, 2012, the Company issued 5,000,000 shares of the Company’s common stock to Asher Enterprises Inc for payment of $15,000 for note conversion.

On October 4, 2012, the Company issued 7,668,692 shares of the Company’s common stock to Bespoke Growth Partners, Inc. for payment of $9,202.43 for capital market public relations and business consulting services.

On October 4, 2012, the Company issued 500,000 shares of the Company’s common stock to Provsta Life Sciences for payment of $32,500 for technology.

On October 8, 2012, the Company issued 837,500 shares of the Company’s common stock to Asher Enterprises Inc for payment of $2,680 for note conversion.

On October 9, 2012, the Company issued 1,250,000 shares of the Company’s common stock to StockVest for payment of $11,250 for services.

On October 9, 2012, the Company issued 5,405,405 shares of the Company’s common stock to Matt Morns for payment of $10,000 for note conversion.

On October 12, 2012, the Company issued 1,500,000 shares of the Company’s common stock to JSBarkats PLLC for payment of $7,500 for legal services.

On October 16, 2012, the Company issued 6,818,181 shares of the Company’s common stock to Redwood Management LLC for payment of $15,000 for note conversion.

On October 16, 2012, the Company issued 8,000,000 shares of the Company’s common stock to Brian Holden for payment of $16,000 for note conversion.

On October 17, 2012, the Company issued 4,943,244 shares of the Company’s common stock to Matt Morris for payment of $9,145 for note conversion.

On October 22, 2012, the Company issued 8,695,652 shares of the Company’s common stock to Redwood Management LLC for payment of $20,000 for note conversion.

On October 22, 2012, the Company issued 10,810,810 shares of the Company’s common stock to Mathew Morris for payment of $20,000 related to the conversion of a Convertible Promissory Note.

On October 26, 2012, the Company issued 10,000,000 shares of the Company’s common stock to Neuroscience Associates for payment of $68,000 related to technical services provided to the Company.

On October 26, 2012, the Company issued 3,043,478 shares of the Company’s common stock to Redwood Management LLC for payment of $7,000 for note conversion.

On October 29, 2012, the Company issued 1,000,000 shares of the Company’s common stock to Joseph Rubinfeld for payment of $10,000 related to the conversion of a Convertible Promissory Notes.

On October 30, 2012, the Company issued 5,405,405 shares of the Company’s common stock to Matt Morris for payment of $10,000 for note conversion.

On October 31, 2012, the Company issued 5,700,000 shares of the Company’s common stock to Scott VanderMeer for payment of $10,000 for note conversion.

On October 31, 2012, the Company issued 2,000,000 shares of the Company’s common stock to Brian Holden for payment of $4,000 for note conversion.

On November 1, 2012, the Company issued 2,000,000 shares of the Company’s common stock to R. Chris Cottone for payment of $12,000 for services.

On November 2, 2012, the Company issued 5,000,000 shares of the Company’s common stock to Jeff Stephens for payment of $12,000 related to the conversion of a Convertible Promissory Notes.

On November 2, 2012, the Company issued 5,000,000 shares of the Company’s common stock to Scott VanderMeer. for payment of $12,000 related to the conversion of a Convertible Promissory Notes.

On November 2, 2012, the Company issued 7,000,000 shares of the Company’s common stock to Ascendent Partners, LLC for payment of $11,436.88 related to the conversion of a Convertible Promissory Note.

On November 9, 2012, the Company issued 750,000 shares of the Company’s common stock to VStock Transfer, LLC for payment of $6,750 related to transfer agent services.

On November 10, 2012, the Company issued 500,000 shares of the Company’s common stock to Scott VanderMeer for payment of $5,000 related to a Convertible Promissory Note conversion.

On November 10, 2012, the Company issued 264,063 shares of the Company’s common stock to Sheryl Clark for payment of $10,552.52 related to a Convertible Promissory Note conversion.

On November 12, 2012, the Company issued 3,500,000 shares of the Company’s common stock to Dustin Johns for payment of $7,500 related to the conversion of a Convertible Promissory Notes.

On November 19, 2012, the Company issued 23,000,000 shares of the Company’s common stock to Ironridge Global IV, Ltd for payment of $464,600 related to the conversion of some trade debt.

On November 19, 2012, the Company issued 9,998,578 shares of the Company’s common stock to Dominion Capital, LLC for payment of $84,987.91 related to the conversion of a Convertible Promissory Note.

On November 28, 2012, the Company issued 10,000,000 shares of the Company’s common stock to Dominion Capital, LLC for payment of $85,000 related to the conversion of a Convertible Promissory Note.

On December 5, 2012, the Company issued 8,823,530 shares of the Company’s common stock to Dominion Capital LLC for payment of $75,000. related to the conversion of a Convertible Promissory Notes.

On December 6, 2012, the Company issued 3,962,679 shares of the Company’s common stock to Ironridge Global IV, Ltd for payment of $80,050.16 related to the conversion of some trade debt.

On December 10, 2012, the Company issued 1,240,165 shares of the Company’s common stock to Ironridge Global IV, Ltd for payment of $24,374.45 related to the conversion of some trade debt.

On December 18, 2012, the Company issued 10,000,000 shares of the Company’s common stock to Ascendent Partners, LLC for payment of $30,000 related to the conversion of a Convertible Promissory Notes.

On December 21, 2012, the Company issued 1,732,282 shares of the Company’s common stock to Hanover Holdings I, LLC for payment of $22,575 related to the conversion of a Convertible Promissory Notes.

On December 26, 2012, the Company issued 9,333,876 shares of the Company’s common stock to David Fiamingo. for payment of $31,080.51 related to the conversion of Convertible Promissory Notes.